Structured Entities (Tables)	12 Months Ended
Oct. 31, 2022
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Summary of Unconsolidated Structured Entities

	As at October 31, 2022
($ millions)	Canadian multi-seller conduits that the Bank administers	Structured finance entities	Capital funding vehicles	Total
Total assets on structured entity’s financial statements	$3,773	$2,304	$833	$6,910
Assets recognized on the Bank’s financial statements
Trading assets	35	2	–	37
Investment securities	–	885	10	895
Loans (1)	–	704	59	763
	35	1,591	69	1,695
Liabilities recognized on the Bank’s financial statements
Deposits – Business and government	–	–	833	833
	–	–	833	833
Bank’s maximum exposure to loss	$3,808	$1,591	$69	$5,468

	As at October 31, 2021
($ millions)	Canadian multi-seller conduits that the Bank administers	Structured finance entities	Capital funding vehicles	Total
Total assets (on structured entity’s financial statements)	$3,519	$2,403	$833	$6,755
Assets recognized on the Bank’s financial statements
Trading assets	7	2	–	9
Investment securities	–	1,124	10	1,134
Loans (1)	–	639	59	698
	7	1,765	69	1,841
Liabilities recognized on the Bank’s financial statements
Deposits – Business and government	–	–	833	833
	–	–	833	833
Bank’s maximum exposure to loss	$3,526	$1,765	$69	$5,360

(1)	Loan balances are presented net of allowance for credit losses.